CONCENTRATION OF CREDIT RISK (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Concentration Risk [Line Items]
Non trade receivables current	$ 18,060	$ 5,420
Credit losses on receivables	9,587
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Concentration Risk [Line Items]
Trade receivables	$ 26,873	$ 73,021
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	99.00%